Consolidated Statements of Operations (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Gain (loss) on sale of discontinued operations, net of income taxes	$ 0	$ 0